BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	2018	2017
Current	$985	$364
Non-current	12,128	7,699
Total	$13,113	$8,063

	Maturity	Annual Rate	Currency	2018	2017
Corporate revolving credit facility	June 30, 2023	LIBOR plus 1.2%	US$	510	789
Medium Term Notes(1):
Current:
Public - Canadian	October 30, 2018	3.0%	C$	—	99
Non-Current:
Public - Canadian	October 30, 2020	3.5%	C$	275	298
Public - Canadian	March 11, 2022	3.5%	C$	330	358
Public - Canadian	February 22, 2024	3.3%	C$	220	239
Public - Canadian	February 22, 2024	3.3%	C$	293	318
Public - Canadian	September 11, 2028	4.2%	C$	365	—
Total				$1,993	$2,101

(1)	See Note 20, Subsidiary Public Issuers for further details.
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Total
2019	98	233	82	583	996
2020	348	205	247	6	806
2021	501	307	11	16	835
2022	205	340	211	6	762
2023	2,252	340	925	6	3,523
Thereafter	2,008	2,023	1,733	520	6,284
Total Principal repayments	5,412	3,448	3,209	1,137	13,206
Deferred financing costs and other	(15)	(4)	(54)	(20)	(93)
Total - Dec. 31, 2018	$5,397	$3,444	$3,155	$1,117	$13,113
Total - Dec. 31, 2017	$3,649	$3,257	$1,157	$—	$8,063
The weighted average interest rates of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Total
Dec. 31, 2018	4%	6%	6%	6%	5%
Dec. 31, 2017	4%	5%	5%	—	5%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2018	Local Currency		Dec. 31, 2017	Local Currency
U.S. dollars	$5,317	USD	5,317	$3,087	USD	$3,087
British pounds	1,847	GBP	1,447	1,735	GBP	1,283
Canadian dollars	1,388	CAD	1,893	397	CAD	499
Brazilian real	1,342	BRL	5,200	—	BRL	—
Australian dollars	925	AUD	1,312	1,013	AUD	1,297
Chilean Unidad de Fomento(1)	837	UF	21	960	UF	22
Indian rupees	565	INR	39,236	186	INR	11,847
Colombian pesos	411	COP	1,337,497	184	COP	549,384
Peruvian soles	441	PEN	1,486	458	PEN	1,483
New Zealand dollars	40	NZD	60	43	NZD	61

(1)	Chilean Unidad de Fomento is an inflation adjusted unit of account indexed to the Chilean Peso.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2017	Cash Flows	Acquisitions	Foreign Exchange Movement	2018
Corporate borrowings	$2,101	$4	$—	$(112)	$1,993
Non-recourse borrowings	8,063	3,951	1,484	(385)	13,113